Current Liabilites - Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2026
Statements [Line Items]
Summary of Current Liabilities Trade and Other Payables

Trade and other payables	June 30, 2026 A$	June 30, 2025 A$
Trade payables	5,886,921	5,533,659
Accruals	7,214,082	4,653,950
Other payables	310,438	446,949

	13,411,441	10,634,558